UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

850 Powell Street, Suite 104, San Francisco, California 94108

(Address of principal executive offices)

(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

850 Powell Street, Suite 104, San Francisco, California 94108

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: December 31, 2002

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Boyle Marathon Fund

December 31, 2002

Boyle Marathon Fund

850 Powell Street, Suite 104

San Francisco, CA 94108

1-415-693-0800

              February 24, 2003

Dear Fellow Shareholders,

Our Semi-Annual Report to Shareholders begins with the good news that so far in 2003, the Boyle Marathon Fund is outperforming the S&P 500 Index. In addition, for the last 12 months ending today, the Fund has also outperformed the S&P 500 Index.

As the world awaits the outcome of the United Nations' attempt to disarm Iraq, we have taken a more defensive position.  We look forward to post-Iraq disarmament and an acceleration of growth in the economy because the Boyle Marathon Fund has done very well in growth markets. Data compiled and published by Morningstar shows that, during the last growth market, the Boyle Marathon Fund moved ahead by 71% compared to 44% for the average fund in our category.

In the current low-interest rate environment, we have seen our homebuilders produce great results and our home mortgage lenders report record revenues and earnings. Despite the uncertainties in the economy, our health care companies continue to produce solid results. Our security firms are seeing higher than expected revenues and profits. Even our retailers have continued to grow in a difficult retail environment. As growth in the economy accelerates, we expect that these share prices will move higher. Therefore, this may well be one of the great buying opportunities of the next 5 years. By investing regularly, a little bit each month, or each quarter, or every 6 months, you can remove the uncertainty of trying to time the market.

We are also pleased to report that the Fund was 100% tax efficient in 2002. So, the Fund has no taxes to distribute and you will not receive a Form 1099 this year. Please remember that you have until April 15, 2002, to add to your Individual Retirement Account. We encourage you to visit our web site [www.boylefund.com] to read our daily commentary on the stock market and other matters. Thank you for your confidence in us over the past 5 years.

Sincerely yours,

    /S/   Mike    Joanne

Michael and Joanne Boyle

P. S.  We urge you to be alert for opportunities to invest for the long run by adding to your account while prices are low.

1-888-88-BOYLE (Toll Free)                                                                                                         www.boylefund.com

Boyle Marathon Fund

		Schedule of Investments
		December 31, 2002 (Unaudited)
Shares/Principal Amount		Market Value	% Assets

Technology
1,500	Flir Systems, Inc.*	$ 73,200
2,000	Hewlett Packard Co.	34,720
4,000	OmniVision Technologies *	54,280
700	PEC Solutions Inc. *	20,930
5,000	RF Micro Devices, Inc.*	36,650
1,500	Symantec Corp. *	60,765
500	Q Logic Inc. *	17,255
		$ 297,800	20.54%
Retail
4,000	Chico's Fas Corp.*	$ 75,640
2,000	Coach, Inc. *	65,840
500	Kohl's, Inc. *	27,975
1,000	K-Swiss Inc.	21,710
500	Rent-A-Center, Inc. *	24,975
800	Sonic Automotive, Inc. *	11,896
700	Too, Inc. *	16,464
1,000	Wal-Mart Stores, Inc.	50,510
		$ 295,010	20.36%

Health Care
800	Health Net Inc. *	$ 21,120
1,200	Johnson & Johnson	64,452
500	Oxford Health Plans, Inc. *	18,225
1,000	Pfizer, Inc.	30,570
500	Mentor Corp.	19,250
500	Dentsply International Inc.	18,600
		$ 172,217	11.88%
Financial Services
700	Fannie Mae	$ 45,031
1,000	FTI Consulting, Inc. *	40,150
2,000	H&R Block, Inc.	80,400
2,000	J.P. Morgan Co.	48,000
500	Northfolk Bank	16,870
2,000	Schwab (Charles) Corp.	21,700
1,000	SunGard Data Systems, Inc.*	23,560
2,200	Washington Mutual, Inc.	75,966
		$ 351,677	24.26%
Other
800	Hovnanian Enterprises *	$ 25,360
1,000	Toll Brothers, Inc. *	20,200
500	Weight Watchers Inc. *	22,985
500	Winnebago Industries	19,615
		$ 88,160	6.08%

Total Common Stock		$ 1,204,864	83.11%

Cash and Equivalents
253,734	Fifth Third U.S. Treasury Money Market Fund	253,734	17.50%
	Interest Rate .77% with a maturity date of 12/31/2002

Total Investments (Cost $1,461,993)		$ 1,458,598	100.61%

	Liabilities in Excess of Other Assets	(8,840)	(0.61)%
	Net Assets	$ 1,449,758	100.00%

* Non-Income producing securities.

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Assets and Liabilities
12/31/2002 (Unaudited)

Assets:
Investment Securities at Market Value	$1,458,598
(Identified Cost - $1,461,993)
Cash	274
Receivables:
Dividends and Interest	886
Other Assets	305
Total Assets	$1,460,063
Liabilities
Payables:
Management Fees	2,001
Administration Fees	1,334
Accrued Expenses	6,970
Total Liabilities	$ 10,305
Net Assets	$1,449,758
Net Assets Consist of:
Capital Paid In	4,286,476
Accumulated Undistributed Net Investment Income (Loss)	(18,343)
Accumulated Realized Gain (Loss) on Investments – Net	(2,814,980)
Unrealized Depreciation in Value of Investments Based on Identified Cost - Net	(3,395)
Net Assets, for 261,337 Shares Outstanding	$1,449,758
Net Asset Value and Redemption Price
Per Share ($1,449,758/261,337 shares)	$ 5.55

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Operations
For the six months ended December 31, 2002 (unaudited)

Investment Income:
Dividends	$ 4,704
Interest	1,073
Total Investment Income	$ 5,777
Expenses
Management Fees (Note 2)	11,406
Administration Fee	7,605
Audit	3,900
Organizational Costs	990
Trustee Fees	219
Total Expenses	$ 24,120

Net Investment Income (Loss)	(18,343)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(208,477)
Unrealized Gain (Loss) from Appreciation (Depreciation) on Investments	56,854
Net Realized and Unrealized Gain (Loss) on Investments	$ (151,623)

Net Increase (Decrease) in Net Assets from Operations	(169,966)

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Changes in Net Assets (unaudited)
	7/1/2002	7/1/2001
	to	to
	12/31/2002	6/30/2002
From Operations:
Net Investment Income (Loss)	$ (18,343)	$ (48,743)
Net Realized Gain (Loss) on Investments	(208,477)	(1,119,927)
Net Unrealized Appreciation (Depreciation)	56,854	270,354
Increase (Decrease) in Net Assets from Operations	$ (169,966)	$ (898,316)
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Increase (Decrease) from Distributions	$ 0	$ 0
From Capital Share Transactions:
Proceeds From Sale of Shares	20,523	60,388
Net Asset Value of Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(78,671)	(320,795)
	$ (58,148)	$ (260,407)

Net Decrease in Net Assets	(228,114)	(1,158,723)
Net Assets at Beginning of Period	1,677,872	2,836,595
Net Assets at End of Period	$ 1,449,758	$ 1,677,872

Share Transactions:
Issued	3,621	8,205
Reinvested	0	0
Redeemed	(14,243)	(40,818)
Net increase (decrease) in shares	(10,621)	(32,613)
Shares outstanding beginning of period	271,958	304,571
Shares outstanding end of period	261,337	271,958

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Financial Highlights (Unaudited)
Selected data for a share of common stock outstanding throughout the period:

	7/1/2001	7/1/2001	7/1/2000	7/1/1999	7/1/1998
	to	to	to	to	to
	12/31/2002	6/30/2002	6/30/2001	6/30/2000	6/30/1999
Net Asset Value -
Beginning of Period	$6.17	$9.31	$22.49	$14.61	$10.31
Net Investment Income	(0.07)	(0.17)	(0.37)	(0.59)	(0.36)
Net Gains or Losses on Securities
(realized and unrealized)	(0.55)	(2.97)	(12.81)	8.82	4.66
Total from Investment Operations	($0.62)	($3.14)	($13.18)	$8.23	$4.30

Distributions (from capital gains)	0.00	0.00	0.00	(0.35)	0.00
Total Distributions	$0.00	$0.00	$0.00	($0.35)	$0.00
Net Asset Value -
End of Period	$5.55	$6.17	$9.31	$22.49	$14.61
Total Return	(10.05)%	(33.73)%	(58.56)%	56.47%	41.71%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,450	$1,678	$2,837	$6,247	$2,066

Before reimbursements
Ratio of Expenses to Average Net Assets	3.18%*	2.99%	2.78%	2.78%	3.36%
Ratio of Net Income to Average Net Assets	(2.42)%*	(2.29)%	(2.25)%	(2.50)%	(2.97)%

Portfolio Turnover Rate	44.41%*	158.05%	100.86%	74.67%	59.04%

*Annualized

The accompanying notes are an integral part of the financial statements.

BOYLE MARATHON FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002 (UNAUDITED)

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in October 1997.  The Fund is non-diversified and has the primary investment objective of long-term capital appreciation.  Receipt of income is a secondary objective.  The Fund intends to invest primarily in securities of companies in the technology, financial services, pharmaceutical, and retail fields.  Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Boyle Management and Research, Inc.  The Investment Adviser receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's average daily net assets. Boyle Management and Research, Inc. receives from the Fund as compensation for its administrative services an annual fee of 1.0% of the Fund’s average daily net assets. Boyle Management and Research, Inc. has agreed to be responsible for payment of all operating expenses of the Fund except for brokerage and commission expenses, expenses of the Trustees who are not officers of the Investment Adviser, annual independent audit expenses and any extraordinary and non-recurring expenses. From time to time, Boyle Management and Research, Inc. may waive some or all of the fees and may reimburse expenses of the Fund. For the six months ended December 31, 2002, the adviser earned management fees of $11,406 and administration fees of $7,605.  Certain owners of Boyle Management and Research, Inc. are also owners and/or trustees of the Boyle Marathon Fund.  These individuals may receive benefits from any management and or administration fees paid to the Adviser.

3.)

CAPITAL STOCK AND DISTRIBUTION

At December 31, 2002 an indefinite number of shares of capital stock were authorized, and Capital Paid-In amounted to $4,286,476.

4.)

PURCHASES AND SALES OF SECURITIES

During the six months ending December 31, 2002, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $303,250 and $573,264 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.  The aggregate cost of securities for federal income tax purposes at December 31, 2002 was $1,461,993.

5.)

SECURITY TRANSACTIONS

At December 31, 2002, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
139,782	(143,177)	(3,395)

6.)

ORGANIZATION COSTS

Organization costs are being amortized on a straight-line basis over a five-year period that will end in February 2003.

7.)

RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly of indirectly, of more that 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2002, Michael & Joanne Boyle held 32.20% of the Fund.

8.)

LOSS CARRYFORWARDS

At December 31, 2002, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,121,503, of which $1,339,398 expires in 2009 and $782,105 expires in 2010.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that these carryforwards are used to offset future capital gains it is probable that the amount which is offset, will not be distributed to shareholders.

Board of Trustees

Michael J. Boyle, Chairman

Joanne E. Boyle, Emeritus

James A. Hughes, Jr.

Edward J. Loftus

Investment Adviser

Boyle Management and Research, Inc.

850 Powell Street, Suite 104

San Francisco, CA 94108

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio  44141

Custodian

Fifth Third Bank

Mutual Fund Services

38 Fountain Square Plaza

MD 1090E5

Cincinnati, Ohio  45263

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd.

Westlake, Ohio  44145

This report is provided for the general information of the shareholders of the Boyle Marathon Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable to Semi-Annual Reports for the period ended December 31, 2002.

Item 3.  Audit Committee Financial Expert. Not applicable to Semi-Annual Reports for the period ended December 31, 2002.

Items 4-8.  Reserved

Item 9.  Controls and Procedures.  Not applicable to Reports for the period ended December 31, 2002.

Item 10.  Exhibits.  Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

      Michael J. Boyle

      President and CEO

Date March 4, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

      Michael J. Boyle

      President and CEO

Date March 4, 2003

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Chief Financial Officer

Date March 4, 2003

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